UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment [    ]:     Amendment Number:
This Amendment (Check only one.):   [     ] is a restatement.
                                            [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

         Name:             Somerset Asset Management LLC
         Address: 90 South Seventh Street, Suite 4300
                           Minneapolis, MN 55402

13F File Number:  28-11104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             John M. Murphy, Jr.
Title:            Chief Executive Officer
Phone:            (612) 317-2140

Signature, Place and Date of Signing:

_/s/ John M. Murphy, Jr.___     Minneapolis, Minnesota    Date:  August 8, 2005
John M. Murphy, Jr.

Report type: (Check only one.):

         [ X  ]   13F HOLDINGS REPORT
         [     ]  13F NOTICE
         [     ]  13F COMBINATION REPORT

List of other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None
Form 13F Information Table Entry Total:     77
Form 13F Information Table Value Total:     $ 113,209 (in thousands)

List of Other Included Managers:    None


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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ----------- -------- -------- --------
*** NEWS LTD-ADR-NEW           Common Stock     652487703      228    13500 SH       SOLE                                     13500
*** NOKIA CORP SPONSORED ADR   Common Stock     654902204     1389    83446 SH       SOLE                                     83446
3M CO COM                      Common Stock     88579Y101    16105   222748 SH       SOLE                                    222748
ABBOTT LABS                    Common Stock     002824100      265     5400 SH       SOLE                                      5400
ALTRIA GROUP INC               Common Stock     02209S103      259     4000 SH       SOLE                                      4000
AMERICAN EXPRESS CO            Common Stock     025816109      293     5500 SH       SOLE                                      5500
ASTORIA FINANCIAL              Common Stock     046235104      265     9300 SH       SOLE                                      9300
AUTOMATIC DATA PROCESSING INC. Common Stock     053015103      231     5500 SH       SOLE                                      5500
AXA FINANCIAL                  Common Stock     054536107      349    14000 SH       SOLE                                     14000
BANK OF AMERICA CORP           Common Stock     060505104      866    18990 SH       SOLE                                     18990
BEAR STEARNS                   Common Stock     073902108      260     2500 SH       SOLE                                      2500
BECTON DICKINSON               Common Stock     075887109      262     5000 SH       SOLE                                      5000
BEMIS INC COM                  Common Stock     081437105      624    23526 SH       SOLE                                     23526
BIOTECH HOLDRS TRUST           Common Stock     09067D201     1807    10800 SH       SOLE                                     10800
BROADCOM CORPORATION           Common Stock     111320107      373    10500 SH       SOLE                                     10500
BURLINGTON NORTHERN SANTA FE   Common Stock     12189T104      633    13455 SH       SOLE                                     13455
C.H. ROBINSON WORLDWIDE INC    Common Stock     12541W100    25047   430356 SH       SOLE                                    430356
CATERPILLAR INC                Common Stock     149123101      327     3430 SH       SOLE                                      3430
CHERVON TEXACO CORP            Common Stock     166764100      649    11600 SH       SOLE                                     11600
CISCO SYS INC COM              Common Stock     17275R102     1090    57145 SH       SOLE                                     57145
CITIGROUP INC                  Common Stock     172967101     1229    26580 SH       SOLE                                     26580
COCA-COLA CO                   Common Stock     191216100      313     7500 SH       SOLE                                      7500
CORNING INC                    Common Stock     219350105      808    48600 SH       SOLE                                     48600
DELL INC                       Common Stock     24702R101     1569    39760 SH       SOLE                                     39760
DOW CHEM CO                    Common Stock     260543103      287     6450 SH       SOLE                                      6450
EXXON MOBIL CORP               Common Stock     30231G102     1666    28984 SH       SOLE                                     28984
FPL GROUP INC                  Common Stock     302571104      492    11700 SH       SOLE                                     11700
GAP INC DELAWARE               Common Stock     364760108      793    40150 SH       SOLE                                     40150
GENERAL ELECTRIC CO            Common Stock     369604103     1713    49431 SH       SOLE                                     49431
GENERAL MLS INC COM            Common Stock     370334104      336     7180 SH       SOLE                                      7180
INTL BUSINESS MACHINES CORP    Common Stock     459200101      215     2900 SH       SOLE                                      2900
INTUITIVE SURGICAL INC         Common Stock     46120e602     2257    48400 SH       SOLE                                     48400
JOHNSON & JOHNSON              Common Stock     478160104     1611    24788 SH       SOLE                                     24788
MCDONALDS CORP                 Common Stock     580135101      253     9112 SH       SOLE                                      9112
MEDTRONIC INC COM              Common Stock     585055106      938    18110 SH       SOLE                                     18110
MERRILL LYNCH                  Common Stock     590188108      248     4500 SH       SOLE                                      4500
MICROSOFT CORP                 Common Stock     594918104     1023    41175 SH       SOLE                                     41175
NEOPHARM INC                   Common Stock     640919106     1228   122910 SH       SOLE                                    122910
NIKE INC CL B                  Common Stock     654106103      303     3500 SH       SOLE                                      3500
NORTHERN TR CORP COM           Common Stock     665859104      417     9150 SH       SOLE                                      9150
NVIDIA CORP                    Common Stock     67066g104      267    10000 SH       SOLE                                     10000
OIL SERVICE HOLDERS TR         Common Stock     678002106      561     5500 SH       SOLE                                      5500
ORACLE CORP                    Common Stock     68389X105      244    18500 SH       SOLE                                     18500
PEPSICO INC                    Common Stock     713448108     1595    29570 SH       SOLE                                     29570
PFIZER INC                     Common Stock     717081103      207     7500 SH       SOLE                                      7500
PIPER JAFFRAY COMPANIES        Common Stock     724078100      920    30243 SH       SOLE                                     30243
PROCTER & GAMBLE CO            Common Stock     742718109     1517    28761 SH       SOLE                                     28761
REGIONAL BANK HOLDERS TRUST    Common Stock     75902E100      845     6300 SH       SOLE                                      6300
RYDEX S&P EQUAL WEIGHT ETF     Common Stock     78355W106      210     1346 SH       SOLE                                      1346
SAFECO CORP COM                Common Stock     786429100      598    11000 SH       SOLE                                     11000
SANMINA SCI CORP COM           Common Stock     800907107     1172   214324 SH       SOLE                                    214324
SEMICONDUCTOR HOLDRS TR        Common Stock     816636203     1811    53800 SH       SOLE                                     53800
SPDR BASIC MATERIALS           Common Stock     81369Y100      205     7560 SH       SOLE                                      7560
SPDR CONSUMER STAPLES          Common Stock     81369Y308     1253    55074 SH       SOLE                                     55074
SPDR ENERGY                    Common Stock     81369y506      673    15137 SH       SOLE                                     15137
SPDR HEALTHCARE SELECT         Common Stock     81369y209      310    10000 SH       SOLE                                     10000
SPDR INDUSTRIALS               Common Stock     81369y704     1175    40000 SH       SOLE                                     40000
ST JUDE MEDICAL INC            Common Stock     790849103     1114    25535 SH       SOLE                                     25535
ST PAUL TRAVELLERS COS INC     Common Stock     792860108     1376    34807 SH       SOLE                                     34807
STRYKER CORP                   Common Stock     863667101      238     5000 SH       SOLE                                      5000
SYMMETRY MEDICAL INC           Common Stock     871546206     1227    52130 SH       SOLE                                     52130
SYSCO CORP COM                 Common Stock     871829107      793    21900 SH       SOLE                                     21900
TARGET CORP COM                Common Stock     87612E106     2306    42374 SH       SOLE                                     42374
TEXAS INSTRUMENTS INC          Common Stock     882508104      438    15600 SH       SOLE                                     15600
UNITED TECHNOLOGIES CORP       Common Stock     913017109      565    11000 SH       SOLE                                     11000
US BANCORP DEL NEW             Common Stock     902973304    14215   486815 SH       SOLE                                    486815
UTILITIES SECTOR INDEX         Common Stock     81369y886     1318    41764 SH       SOLE                                     41764
VALERO ENERGY CORP-NEW         Common Stock     91913Y100     1419    17940 SH       SOLE                                     17940
WACHOVIA CORP 2ND NEW          Common Stock     929903102     1185    23900 SH       SOLE                                     23900
WALT DISNEY CO                 Common Stock     254687106     1209    48000 SH       SOLE                                     48000
WELLS FARGO & CO NEW           Common Stock     949746101      573     9300 SH       SOLE                                      9300
WEYERHAEUSER CO COM            Common Stock     962166104      558     8768 SH       SOLE                                      8768
WIRELESS HOLDERS TRUST         Common Stock     97653L208      205     3700 SH       SOLE                                      3700
WYETH                          Common Stock     983024100      352     7900 SH       SOLE                                      7900
YAHOO                          Common Stock     984332106      346    10000 SH       SOLE                                     10000
YELLOW ROADWAY CORPORATION     Common Stock     985577105      203     4000 SH       SOLE                                      4000
ZIMMER HLDGS INC COM           Common Stock     98956P102      988    12970 SH       SOLE                                     12970
